Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2016
Additional information: condensed financial statements of the Company [Abstract]
Schedule of Condensed Balance Sheets
Condensed balance sheets
	December 31,	December 31,
(In thousands)	2015	2016
Assets
Current assets:
Cash and cash equivalents	292,175	273,160
Due from subsidiaries and consolidated VIEs	92,864	101,130
Prepayments and other current assets	1,090	348
Total current assets	386,129	374,638
Non-current assets:
Property, equipment and software, net	—	3
Investments in subsidiaries and consolidated VIEs	68,481	43,447
Total assets	454,610	418,088
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	388	1,862
Deferred revenue and income, current portion	211	272
Accrued liabilities and other payables	1,393	1,695
Total current liabilities	2,047	3,884
Non-current liabilities:
Deferred revenue and income, non-current	632	543
Due to related parties, non-current portion	4,337	4,537
Other long-term payable	845	886
Total liabilities	7,861	9,850
Commitments and contingencies
Shareholders’ equity
Common shares	85	83
Treasury shares 29,558,094 shares as at December 31, 2015 and 38,332,209 shares as at December 31, 2016	7	9
Other shareholders’ equity	446,657	408,146
Total Xunlei Limited’s shareholders’ equity	446,749	408,238
Total liabilities and shareholders’ equity	454,610	418,088

Schedule of Condensed Statements of Operations
Condensed statements of operations
	Years ended December 31,
(In thousands)	2014	2015	2016
Revenues	—	—	—
Cost of revenues	(1,673)	(131)	—
Gross loss	(1,673)	(131)	—
Operating expenses
Research and development expenses	—	—
Sales and marketing expenses	—	—	(10)
General and administrative expenses	(996)	(1,314)	(1,193)
Total operating expenses	(996)	(1,314)	(1,203)
Operating loss	(2,669)	(1,445)	(1,203)
Interest income	6,171	5,318	1,521
Interest expense	(163)	(239)	(239)
Other income, net	7,602	(3,261)	715
Loss from subsidiaries and consolidated VIEs	(129)	(13,540)	(24,905)
Income / (loss) before income tax	10,812	(13,167)	(24,111)
Income tax	—	—	—
Net income / (loss)	10,812	(13,167)	(24,111)
Net income attributable to the non-controlling interest	—	—	—
Net income / (loss) attributable to Xunlei Limited’s common shareholders	10,812	(13,167)	(24,111)

Schedule of Condensed Statement of Cash Flows
Condensed statement of cash flows
	Years ended December 31,
(In thousands)	2014	2015	2016
Cash flows from operating activities
Net cash used in operating activities	(41,485)	(26,069)	(20,312)
Cash flows from investing activities
Net cash (used in) / generated from investing activities	(10,333)	3,812	15,557
Cash flows from financing activities
Net cash generated from / (used in) financing activities	332,412	4,975	(14,260)
Net increase / (decrease) in cash and cash equivalents	280,594	(17,282)	(19,015)
Cash and cash equivalents at beginning of year	28,863	309,457	292,175
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	309,457	292,175	273,160